Income taxes (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Income Taxes [Line Items]
Income tax payable	¥ 3,391,352	$ 484,832	¥ 2,667,477
Net operating loss carry-forward	615,629	88,011	556,429
Valuation allowance	617,415	88,266	558,415
Fuzhou Feiyi [Member]
Income Taxes [Line Items]
Net operating loss carry-forward	¥ 2,462,515	$ 352,044	¥ 2,218,078
Hong Kong [Member]
Income Taxes [Line Items]
Exempted from income tax	16.50%
China [Member]
Income Taxes [Line Items]
Appropriate tax adjustments	25.00%
Term of net loss carry forward	5 years